Shareholder Report, Holdings (Details)	May 31, 2024
C000072749 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000072749 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072749 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000072749 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000072749 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000072749 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000072749 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072749 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000072750 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000072750 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000072750 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000072750 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000072750 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000072750 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000072750 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000072750 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000169957 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169957 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169957 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000169957 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000169957 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000169957 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000169957 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000169957 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	28.50%